Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Natural Gas (Parenthetical) (Detail) - Consolidated entities [member] - Natural Gas [member] - Bcf
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	7,885.3	8,604.3	10,416.1	12,091.5
Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	7,676.1	8,394.0	9,587.7	11,170.3
Asset Held For Sale [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Proved developed and undeveloped reserves	173.7